Consolidation of subsidiaries	12 Months Ended
Dec. 31, 2019
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Consolidation of subsidiaries
4.	Consolidation of subsidiaries

	As of December 31, 2019			For the year ended December 31, 2019	As of December 31, 2019
Company	Assets	Liabilities	Equity	Net income (loss) for the period	Ownership - %	Level
PagSeguro Brazil	15,928,993	8,345,077	7,583,916	1,393,512	99,99	Direct
BS Holding	132,347	99,861	32,486	(27,514)	99,99	Direct
Net+Phone	302,489	134,728	167,762	38,814	99,99	Indirect
Boa Compra	127,633	94,425	33,208	6,659	99,99	Indirect
BCPS	1,529	368	1,161	(486)	99,50	Indirect
R2TECH	14,527	2,519	12,008	8,139	100,00	Indirect
BIVA	22,929	5,017	17,912	5,379	100,00	Indirect
FIDC	2,539,512	353,279	2,186,233	1,655,508	100,00	Indirect
TILIX	10,539	11,237	(698)	(2,200)	100,00	Indirect
BancoSeguro	1,275,166	1,158,426	116,740	(27,200)	100,00	Indirect
Yamí	588	570	18	37	100,00	Indirect
RegistraSeguro	5,000	0	5,000	0	100,00	Indirect

•	PagSeguro Brazil: is engaged in providing financial technology solutions and services and the corresponding related activities. PagSeguro Brazil has investments in the following companies:

•	Net+Phone: Is mainly engaged in acquisition and selling POS devices and similar items.

•	Boa Compra: Allows its clients to operate in cross-border transactions where the merchant and consumer are located in different countries across Latin America, Spain, Portugal and Turkey.

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BCPS: On January 1, 2017, PagSeguro Brazil acquired 99.5% of the share capital and obtained the control of BCPS. BCPS’s main activity is to serve as Boa Compra’s hub in Portugal and handles part of its account management.

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R2TECH: On May 2, 2017, PagSeguro Brazil acquired 51.0% and the remaining 49.0% in February 2019, obtained 100% of the share capital of R2TECH. R2TECH’s main activity is in the information technology industry, focused on the processing of back-office solutions, including sales reconciliation, gateway solutions and services and the capture of credit cards with acquirers and sub acquirers.

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BIVA: On October 3, 2017, PagSeguro Brazil acquired a controlling interest of 51.4% in BIVACO Holdings S.A., whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings.

In 2017, 2018 and 2019 PagSeguro Brazil made successive acquires of additional interests in BIVA concluding on April 1, 2019, PagSeguro acquire of additional interest of 22.65% of the issued shares of BIVA. This purchase increased PagSeguro Brazil’s interest to 100% of BIVAs shares.

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FIDC: FIDC is an investment fund which was formed on October 4, 2017, to finance the growth of PagSeguro Brazil’s early payment of receivables feature by acquiring payables to third parties held by PagSeguro Brazil (“Assignor”). PagSeguro Brazil consolidates the financial statements of FIDC, since the risks of default and the responsibility for the payment of expenses and administration fees related to the FIDC are linked to subordinated quotas held by the PagSeguro Brazil.

In March 29, 2018, third party investors contributed capital in the amount of R$ 20 million in FIDC, acquiring only senior and mezzanine quotas of the FIDC. The senior and mezzanine quotes pay 107% of the Brazilian Interbank Deposit Certificate (CDI) with annual amortization of interest.

On December 31, 2019, the share capital of FIDC is comprised of subordinated quotas, senior quotas and mezzanine quotas. PagSeguro Brazil owns 100% of the subordinated quotas.

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TILIX: On December 5, 2018, PagSeguro Brazil acquired 100% of the share capital and obtained the control of TILIX. The company provides software development for managing payment solutions for B2C and B2B.

•	YAMÍ: On August 9, 2019, PagSeguro Brazil acquired 100% of the share capital and obtained the control of YAMÍ. The Company provides a back-office platform for e-commerce and marketplace.

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RegistraSeguro: On October 2, 2019, PagSeguro Brazil constituted the Company by investing R$5,000 in share capital. The Company provides financial services and software developments related to financial market.

BS Holding: is a holding company whose main objective is to acquire participations in other companies, mainly related to banking and financial services, as partner, shareholder or quota holder, as well as the management of these holdings. On January 4, 2019, BS Holding acquired 100% of BBN Banco Brasileiro de Negócios S.A. (renamed BancoSeguro S.A. in February 2019). BancoSeguro, organized in Brazil, through our fully owned direct subsidiary BS Holding. BancoSeguro holds a license to provide financial services.